Equity Method Investment (Tables)	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Summary of Financial Information

Below is summarized financial information of the investment as of December 31, 2018 and for the year ended December 31, 2018:

Balance Sheet

12/31/2018
Assets
Cash	$–
Other Current Assets	–
Fixed Assets, Net	–
Land	–
Total Assets	$–

12/31/2018
Liabilities and Partners’ Equity
Accounts Payable	$–
Other Current Liabilities	–
Notes Payable	–
Total Liabilities	–

Partners’ Equity	–
Total Liabilities and Partners’ Equity	$–

12/31/2018
Statement of Operations
Revenue	$29,500,000
Expenses	21,302,000
Net Income	$8,198,000